Business Combinations (Tables) - Callidus	12 Months Ended
Dec. 31, 2018
Business Combinations
Schedule of consideration transferred

€ millions
Cash paid	1,957
Liabilities incurred	47
Total consideration transferred	2,004

Schedule of recognized assets and Liabilities

€ millions
Cash and cash equivalents	63
Other financial assets	64
Trade and other receivables	32
Other non-financial assets	11
Property, plant, and equipment	26
Intangible assets	515
Thereof acquired technology	121
Thereof customer relationship and other intangibles	390
Thereof software and database licenses	4
Total identifiable assets	711
Trade and other payables	55
Current and deferred tax liabilities	65
Provisions and other non-financial liabilities	15
Contract liabilities/deferred income	55
Total identifiable liabilities	190
Total identifiable net assets	521
Goodwill	1,483
Total consideration transferred	2,004

Schedule of impact on SAP's financials from acquisitions

€ millions	2018	Contribution of
	as Reported	Callidus
Revenue	24,708	180
Profit after tax	4,088	-60